ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS PAYABLE
Raw materials	¥ 434,434		¥ 387,884
Packaging material	109,952		127,653
Equipment	16,946		40,700
Decoration material	10,778		17,065
Storage and logistics	37,411		20,346
Others	20,268		3,443
Total	¥ 629,789	$ 90,059	¥ 597,091